Significant Accounting Policies - Balance Sheet of additional VIE (Parentheticals) (Details) - $ / shares	Dec. 31, 2017	Sep. 22, 2017	Dec. 31, 2016	Jun. 08, 2015
Common stock par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	1,800,000,000		1,000,000,000
Common stock shares issued	91,567,982	8,975	17,486
Drillship Alonissos Stock Trust
Common stock par value	$ 20		$ 20
Common stock shares authorized	1,000		1,000
Common stock shares issued	1,000		1,000